Loans and financing - Summary of Loan and Financing Operations (Parenthetical) (Detail) € in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 19, 2019 USD ($)	Jun. 19, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		$ 1,153	$ 3,279
BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		189
Borrowings interest rate	8.50%	8.50%
BNDES [Member] | BRAZIL
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,014	R$ 15,577
Itau [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		$ 964		$ 7,782	€ 6,909
Borrowings interest rate					1.77%	1.77%
Borrowings adjustment to interest rate basis					2.65%	2.65%